Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 282	€ 309	€ 410
Travel expenses	4	107	68
Share-based compensation expense	1,436
Payment Exit arrangement	2,394
Total cash compensation	4,116	416	478
Peter Chambre
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	140	300	400
Travel expenses	4	87	52
Share-based compensation expense	1,046
Payment Exit arrangement	2,394
Total cash compensation	3,584	387	452
Harald F.Stock
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	16	9	10
Travel expenses	0	20	16
Share-based compensation expense	0
Payment Exit arrangement	0
Total cash compensation	16	€ 29	€ 26
Michael G. Atieh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	28
Travel expenses	0
Share-based compensation expense	70
Payment Exit arrangement	0
Total cash compensation	98
Paul Carter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	26
Travel expenses	0
Share-based compensation expense	70
Payment Exit arrangement	0
Total cash compensation	96
Heather I. Mason
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	20
Travel expenses	0
Share-based compensation expense	70
Payment Exit arrangement	0
Total cash compensation	90
Adam Stone
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	20
Travel expenses	0
Share-based compensation expense	70
Payment Exit arrangement	0
Total cash compensation	90
Christoph Hettich
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	20
Travel expenses	0
Share-based compensation expense	70
Payment Exit arrangement	0
Total cash compensation	90
Eliot Forster
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	12
Travel expenses	0
Share-based compensation expense	40
Payment Exit arrangement	0
Total cash compensation	€ 52